Provisions - Provisions for CO2 Emissions Allowances (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other provisions [abstract]
Provisions	$ 142,727	$ 167,451	$ 157,165
Provisions for C02 emissions allowances [Member]
Other provisions [abstract]
Provisions	$ 90,471	$ 102,756	$ 110,246